Expense Example	Jun. 23, 2026 USD ($)
Tradr 2X Short AAOI Daily ETF | Tradr 2X Short AAOI Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short ORCL Daily ETF | Tradr 2X Short ORCL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short OWL Daily ETF | Tradr 2X Short OWL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	$ 471